Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interests [Abstract]
Noncontrolling interests

The following schedule discloses the effects of Net income attributable to TDS shareholders and changes in TDS’ ownership interest in U.S. Cellular on TDS’ equity for 2016, 2015 and 2014:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Net income (loss) attributable to TDS shareholders	$43	$219	$(136)
Transfer (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from	(16)	(15)	(12)
U.S. Cellular's issuance of U.S. Cellular shares
Change in TDS’ Capital in excess of par value from	1	1	1
U.S. Cellular’s repurchase of U.S. Cellular shares
Change in TDS’ Capital in excess of par value from	–	–	7
common control transaction
Purchase of ownership in subsidiaries from noncontrolling interests	–	–	(1)
Net transfers (to) from noncontrolling interests	(15)	(14)	(5)
Change from net income (loss) attributable to TDS shareholders and	$28	$205	$(141)
transfers (to) from noncontrolling interests